Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event

Note 16 - Subsequent Event

8.75% Convertible Debenture

Upon maturity on January 31, 2012, we repaid the 8.75% convertible debenture in the principal amount of $172,500, plus accrued interest through the date of maturity.

10% Convertible Preferred Stock “Make Good” Adjustment

Subsequent to December 31, 2011, pursuant to the terms of our 10% preferred stock (“Preferred Stock”), we will reduce the Conversion Rate of our Preferred Stock to $1.00 from $1.25 and we will issue a warrant to each holder of our Preferred Stock to purchase a number of shares of common stock equal to fifty percent of the number of shares of common stock issuable upon conversion of their Preferred Stock. The warrants will expire December 31, 2015, will have an initial exercise price of $1.00 per share and will provide for cashless exercise at any time the underlying shares of common stock have not been registered for resale under the Securities Act of 1933 or are issuable without restriction pursuant to Rule 144 of the Securities Act.